Concessions payable (Tables)	12 Months Ended
Dec. 31, 2025
Concessions payable
Summary of Concessions Payable
	December 31, 2025	December 31, 2024
Lease and concession in dispute:
Rumo Malha Oeste S.A.	2,786,696	2,442,600
	2,786,696	2,442,600

Installment Leases :
Rumo Malha Paulista S.A.	805,884	940,215
	805,884	940,215
Concessions:
Rumo Malha Sul S.A.	61,339	68,487
Rumo Malha Paulista S.A.	298,340	238,146
Rumo Malha Central S.A.	35,986	31,742
	395,665	338,375

Total	3,988,245	3,721,190
Current	189,076	166,273
Non-current	3,799,169	3,554,917
	3,988,245	3,721,190

Schedule of leases and grants related to concession payable

b) Leases and grants within the scope of IFRS 16

	December 31, 2025	December 31, 2024
Leases:
Rumo Malha Sul S.A.	175,328	309,269
Rumo Malha Paulista S.A.	295,476	363,588
Rumo Malha Oeste S.A.	17,412	82,331
	488,216	755,188
Grants:
Rumo Malha Paulista S.A. (renewal)	1,834,965	1,673,889
Rumo Malha Central S.A.	1,314,214	1,111,043
	3,149,179	2,784,932
Total	3,637,395	3,540,120
Current	541,272	547,492
Non-current	3,096,123	2,992,628
	3,637,395	3,540,120